COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Commitments, net of commissions

	Amounts in thousands of U.S. Dollars
	In Operation	To be delivered	Total
June 30, 2014	$94,308	$4,248	$98,556
June 30, 2015	61,975	7,728	69,703
June 30, 2016	53,199	14,000	67,199
June 30, 2017	49,320	20,276	69,596
June 30, 2018	46,512	20,276	66,788
June 30, 2019 and thereafter	121,863	117,516	239,379
Total	$427,177	$184,044	$611,221

Contractual obligations table

Amounts in thousands of U.S. Dollars
June 30, 2014	$26,976
June 30, 2015	3,690
June 30, 2016	3,820
Total	$34,486